Note 14 - Retention/ Incentive Bonus Plan:	9 Months Ended
Sep. 30, 2014
Compensation Related Costs [Abstract]
Compensation Related Costs, General [Text Block]
14.	Retention/ Incentive Bonus Plan:

In September 2013, our board of directors determined that it is in the best interests of the Company and its shareholders to pursue the actual disposition of the Company’s remaining assets and to complete the Company’s tax liquidation by means of the proposed merger of the Company and GSD with and into Gyrodyne, LLC, if approved and consummated. Following the proposed merger, Gyrodyne, LLC would operate with a business plan to dispose of the properties previously transferred from the Company to GSD (the “Contributed Properties”), and any other assets, in each case in an orderly manner designed to obtain the best value reasonably available for such assets. Accordingly, in May 2014, our board of directors authorized a Retention Bonus Plan designed to recognize the nature and scope of the responsibilities related to such business plan, to reward and incent performance in connection therewith, to align the interests of directors, executives and employees with our shareholders and to retain such persons during the term of such plan. The Retention Bonus Plan provides for bonuses to directors and discretionary bonuses to officers and employees determined by the gross sales proceeds from the sale of each property and the date of sale.

The Retention Bonus Plan consists of a bonus pool that would be funded with an amount equal to 5% of the specified appraised value of each of the Contributed Properties (to be set forth in the plan), so long as the gross selling price of a property is equal to or greater than 100% of its appraised value (based on appraisals utilized to support the value of the real estate included in the non-cash dividend distributed on December 30, 2013). Additional funding of the bonus pool would occur on a property-by-property basis when the gross sales price of a property is in excess of its appraised value as follows: 10% on the first 10% of appreciation, 15% on the next 10% of appreciation and 20% on appreciation greater than 20%. Furthermore, if a specified property is sold on or before a designated date to be specified in the Retention Bonus Plan, an additional amount equal to 2% of the gross selling price of such property also would be funded into the bonus pool.

The bonus pool is distributable in the following proportions to the named participants in the bonus plan for so long as they are directors or employees of the Company, GSD or Gyrodyne, LLC: 15% for the Chairman, 50% for the directors other than the chairman (10% for each of the other five directors) and 35% (the Employee Pool”) for the Company’s executives and employees. Such share of the bonus pool is earned only upon the completion of the sale of a property at a gross selling price equal to or greater than its appraised value and is paid to the named beneficiaries of the Retention Bonus Plan or their designees within 60 days of the completion of such sale or, if later, within 60 days of receipt of any subsequent post-completion installment payment related to such sale. All allocations to individual beneficiaries in the Employee Pool are discretionary and shall be determined from time to time by the board of directors of the Company or its successor in consultation with its President.

Pursuant to the terms of the Management Services Arrangement, the foregoing bonus payments made by the Company will be reimbursed by GSD (See “Management Services Arrangements”).